Schedule of consolidated financial statements (Details)	6 Months Ended
Jun. 30, 2026
THE GROWHUB LIMITED [Member]
Date of incorporation	April 12, 2024
Percentage of direct or indirects	100.00%
Place of incorporation	Cayman Island
Principal Activities	Investment holding
THE GROWHUB INNOVATIONS COMPANY LIMITED [Member]
Date of incorporation	April 12, 2024
Percentage of direct or indirects	100.00%
Place of incorporation	British Virgin Islands
Principal Activities	Investment holding
TheGrow Hub Innovations Company Pte Ltd [Member]
Date of incorporation	August 17, 2020
Percentage of direct or indirects	100.00%
Place of incorporation	Singapore
Principal Activities	Investment holding
GrowHub Carbon Pte Ltd [Member]
Date of incorporation	January 6, 2020
Percentage of direct or indirects	100.00%
Place of incorporation	Singapore
Principal Activities	Investment holding
GrowHub Distribution Singapore Pte Ltd [Member]
Date of incorporation	February 11, 2020
Percentage of direct or indirects	100.00%
Place of incorporation	Singapore
Principal Activities	Distributor of Agri-culture products in Singapore and rest of Asia
GrowHub Vietnam LTD Liability Company [Member]
Date of incorporation	October 9, 2024
Percentage of direct or indirects	100.00%
Place of incorporation	Vietnam
Principal Activities	Blockchain services (product authentication and tracing) and data
GrowHub Malaysia Sdn Bhd [Member]
Date of incorporation	February 28, 2022
Percentage of direct or indirects	100.00%
Place of incorporation	Malaysia
Principal Activities	Distributor of Agri-culture products in Malaysia
GrowHub Technologies Pte Ltd [Member]
Date of incorporation	March 23, 2022
Percentage of direct or indirects	100.00%
Place of incorporation	Singapore
Principal Activities	Blockchain services (product authentication and tracing) and data
GrowHub Japan Co., Ltd [Member]
Date of incorporation	July 30, 2021
Percentage of direct or indirects	100.00%
Place of incorporation	Japan
Principal Activities	Distributor and trading of Agri-culture products in Japan